Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment:
Property and equipment consists of the following (in millions):

	As of December 31,
	2016	2015
Land	$125.3	$113.3
Buildings	1,601.4	1,521.1
Leasehold improvements	115.2	96.2
Vehicles	11.8	10.0
Furniture, fixtures, and equipment	425.3	392.7
	2,279.0	2,133.3
Less: Accumulated depreciation and amortization	(982.4)	(874.3)
	1,296.6	1,259.0
Construction in progress	95.2	51.1
Property and equipment, net	$1,391.8	$1,310.1

As of December 31, 2016, approximately 74% of our consolidated Property and equipment, net held by HealthSouth Corporation and its guarantor subsidiaries was pledged to the lenders under our credit agreement. See Note 9, Long-term Debt, and Note 20, Condensed Consolidating Financial Information.
In February 2016, we entered into a development/lease agreement with CR HQ, LLC (the “Developer”) to construct our new corporate headquarters in Birmingham, Alabama. Under the terms of this agreement, the Developer is responsible for all costs of constructing the new facility ‘shell’ which will then be leased to us for an initial term of 15 years with four, five-year renewal options. The lease is expected to commence in the first half of 2018. We are responsible for the costs associated with improvements to the interior of the building. Due to the nature and extent of the tenant improvements we will be making to the new corporate headquarters and certain provisions of the development/lease agreement, we are deemed to be the accounting owner of the new corporate headquarters during the construction period. Construction commenced in the second quarter of 2016. Accordingly, we increased Property and equipment, net by $20.3 million, based on the construction costs incurred to date by the Developer, and recorded a corresponding noncurrent financing obligation liability of $20.3 million in Long-term debt, net of current portion within our condensed consolidated balance sheet as of December 31, 2016. The total financing obligation associated with the Developer’s costs to construct the new corporate headquarters is estimated at $56 million. The amounts recorded for construction costs and the corresponding liability are non-cash activities for purposes of our condensed consolidated statement of cash flows. See Note 9, Long-term Debt.
Information related to fully depreciated assets and assets under capital lease obligations is as follows (in millions):

	As of December 31,
	2016	2015
Fully depreciated assets	$289.7	$252.4
Assets under capital lease obligations:
Buildings	$331.0	$333.9
Vehicles	8.6	6.5
Equipment	0.3	0.3
	339.9	340.7
Less: Accumulated amortization	(83.5)	(66.6)
Assets under capital lease obligations, net	$256.4	$274.1

The amount of depreciation expense, amortization expense relating to assets under capital lease obligations, interest capitalized, and rent expense under operating leases is as follows (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Depreciation expense	$102.3	$91.0	$79.9
Amortization expense	$21.8	$12.7	$7.5
Interest capitalized	$2.0	$1.3	$1.5
Rent expense:
Minimum rent payments	$62.6	$48.8	$37.3
Contingent and other rents	29.4	21.6	18.2
Other	4.0	3.8	3.9
Total rent expense	$96.0	$74.2	$59.4

Leases—
We lease certain land, buildings, and equipment under noncancelable operating leases generally expiring at various dates through 2028. We also lease certain buildings and equipment under capital leases generally expiring at various dates through 2037. Operating leases generally have 1- to 15-year terms, with one or more renewal options, with terms to be negotiated at the time of renewal. Various facility leases include provisions for rent escalation to recognize increased operating costs or require us to pay certain maintenance and utility costs. Contingent rents are included in rent expense in the year incurred.
Some facilities are subleased to other parties. Rental income from subleases approximated $4.1 million, $5.0 million, and $5.1 million for the years ended December 31, 2016, 2015, and 2014, respectively. Total expected future minimum rentals under these noncancelable subleases approximated $4.1 million as of December 31, 2016.
Certain leases contain annual escalation clauses based on changes in the Consumer Price Index while others have fixed escalation terms. The excess of cumulative rent expense (recognized on a straight-line basis) over cumulative rent payments made on leases with fixed escalation terms is recognized as straight-line rental accrual and is included in Other long-term liabilities in the accompanying consolidated balance sheets, as follows (in millions):

	As of December 31,
	2016	2015
Straight-line rental accrual	$11.8	$12.4

Future minimum lease payments at December 31, 2016, for those leases having an initial or remaining noncancelable lease term in excess of one year, are as follows (in millions):

Year Ending December 31,	Operating Leases	Capital Lease Obligations	Total
2017	$62.5	$34.7	$97.2
2018	56.9	34.9	91.8
2019	51.4	31.0	82.4
2020	42.6	27.8	70.4
2021	32.8	28.4	61.2
2022 and thereafter	173.8	356.5	530.3
	$420.0	513.3	$933.3
Less: Interest portion		(234.0)
Obligations under capital leases		$279.3

In addition to the above, and as discussed in Note 9, Long-term Debt, “Other Notes Payable,” we have two sale/leaseback transactions involving real estate accounted for as financings. Future minimum payments, which are accounted for as interest, under these obligations are $2.7 million in each of the next five years and $5.7 million thereafter.